Reinsurance	12 Months Ended
Dec. 31, 2017
Reinsurance

(8)	Reinsurance
The Company primarily enters into reinsurance agreements to manage risk resulting from its life, annuity, and accident and health businesses, as well as businesses the Company has chosen to exit.
In the normal course of business, the Company seeks to limit its exposure to loss by ceding risks under yearly renewal term, coinsurance, and modified coinsurance. The Company generally retained between $1,000 and $5,000 coverage per individual life depending on the type of policy for the years ended December 31, 2017 and 2016.
The Company monitors the financial exposure and financial strength of the reinsurers on an ongoing basis. The Company attempts to mitigate risk by securing recoverable balances with various forms of collateral, including arranging trust accounts and letters of credit with certain reinsurers. Reinsurance and investment contract recoverables at December 31, 2017 and 2016 are secured by collateral of $3,970,978 and $3,419,252, respectively.
The effect of reinsurance on premiums is disclosed in Schedule IV in the Consolidated Financial Statements.
The effect of reinsurance on benefits for the respective years ended December 31 is shown below:

	2017	2016	2015
Direct benefits
Life	$425,845	263,594	175,293
Annuities	6,601,650	2,015,225	2,333,922
Accident and health	566,988	630,148	590,984
Total direct benefits	7,594,483	2,908,967	3,100,199
Less: Ceded to other companies
Life	73,471	67,801	65,118
Annuities	33,230	33,024	39,481
Accident and health	376,797	427,153	395,226
Total ceded to other companies	483,498	527,978	499,825
Plus: Assumed from other companies
Life	127	650	1,057
Annuities	1,701	1,520	1,663
Accident and health	16,426	19	—
Total assumed from other companies	18,254	2,189	2,720
Total benefits	$7,129,239	2,383,178	2,603,094
Components of the Company's reinsurance and investment contract recoverables as of December 31 are shown below:

	2017	2016
Life	$986,636	1,031,953
Annuities	1,275,293	890,709
Accident and health	3,033,557	2,765,256
Total reinsurance and investment contract recoverables	$5,295,486	4,687,918
The Life, Annuities, and Accident and health categories presented in the tables above are prescribed splits based on product and will differ from the results of the segments disclosed within note 24.
The Company did not write off any uncollectible recoverables during 2017 or 2016.